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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3-31-2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          3-31-2011
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           52
Form 13F Information Table Value Total:       67,719
                                          (thousands)
List of Other Included Managers:                None


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
                                   TITLE OF               VALUE   SHRS. OR   SH/  PUT/   INV.   OTHER  VOTING AUTHORITY:
NAME OF ISSUER                       CLASS     CUSIP    (X$1000)  PRN. AMT.  PRN  CALL  DISCR.  MNGR.   SOLE/SHARED/NONE
---------------------------------  --------  ---------  --------  ---------  ---  ----  ------  -----  -----------------
3M CO                              COM       88579Y101       215       2300   SH         SOLE                 SOLE
AMEREN CORP.                       COM        23608102       373      13300   SH         SOLE                 SOLE
BANK OF AMERICA CORP.              COM        60505104       316      23700   SH         SOLE                 SOLE
BARRICK GOLD CORP.                 COM        67901108       384       7400   SH         SOLE                 SOLE
BLACKROCK INC.                     COM       09247X101       302       1500   SH         SOLE                 SOLE
BOEING CO. (THE)                   COM        97023105       858      11600   SH         SOLE                 SOLE
CAMECO CORP.                       COM       13321L108       318      10600   SH         SOLE                 SOLE
CHESAPEAKE ENERGY CORP.            COM       165167107      3486     104000   SH         SOLE                 SOLE
CISCO SYSTEMS INC.                 COM       17275R102       494      28800   SH         SOLE                 SOLE
CMG                                COM       169656105      1062       3900   SH         SOLE                 SOLE
CONOCOPHILLIPS                     COM       20825C104      1134      14200   SH         SOLE                 SOLE
CONSOL ENERGY INC                  COM       20854P109      1652      30800   SH         SOLE                 SOLE
CSTR                               COM       19259P300       400       8700   SH         SOLE                 SOLE
CSX CORP.                          COM       126408103      1116      14200   SH         SOLE                 SOLE
CVS CAREMARK CORPORATION           COM       126650100      2547      74200   SH         SOLE                 SOLE
DANAHER CORP.                      COM       235851102       322       6200   SH         SOLE                 SOLE
DELL INC.                          COM       24702R101       252      17400   SH         SOLE                 SOLE
DIAMONDS TRUST SER 1               ETF       78467X109       541       4400   SH         SOLE                 SOLE
DIREXION DAILY FINAN. BEAR 3X SHS  ETF       25459W144       869      21600   SH         SOLE                 SOLE
DOW CHEMICAL CO.                   COM       260543103       914      24200   SH         SOLE                 SOLE
EBAY INC.                          COM       278642103       217       7000   SH         SOLE                 SOLE
EMC CORP. (MA)                     COM       268648102      1657      62400   SH         SOLE                 SOLE
EMERSON ELECTRIC CO.               COM       291011104      1758      30100   SH         SOLE                 SOLE
ENSCO INTERNATIONAL INC.           COM       29358Q109       573       9900   SH         SOLE                 SOLE
EXXON MOBIL CORP.                  COM       30231G102      7613      90500   SH         SOLE                 SOLE
HOME DEPOT INC                     COM       437076102      3558      96000   SH         SOLE                 SOLE
INTUIT INC.                        COM       461202103       372       7000   SH         SOLE                 SOLE
INTUITIVE SURGICAL INC.            COM       46120E602       500       1500   SH         SOLE                 SOLE
ISHARE RUS 2000 INDX               ETF       464287655       867      10300   SH         SOLE                 SOLE
JP MORGAN CHASE & CO.              COM       46625H100       221       4800   SH         SOLE                 SOLE
MASSEY ENERGY CO.                  COM       576206106       267       3900   SH         SOLE                 SOLE
MICRON TECHNOLOGY INC.             COM       595112103       442      38500   SH         SOLE                 SOLE
MKT VECT GOLD MNRS                 ETF       57060U100       373       6200   SH         SOLE                 SOLE
NEWMONT MINING CORP.               COM       651639106       262       4800   SH         SOLE                 SOLE
PETROHAWK ENERGY CORP              COM       716495106       790      32200   SH         SOLE                 SOLE
PETROLEO BRASILEIRO S.A.           ADR       71654V408       352       8700   SH         SOLE                 SOLE
PPG INDUSTRIES INC.                COM       693506107      1009      10600   SH         SOLE                 SOLE
PRAXAIR INC.                       COM       74005P104       366       3600   SH         SOLE                 SOLE
S&P DEP RECEIPTS                   ETF       78462F103      4999      37700   SH         SOLE                 SOLE
S&P MID DEPOSIT RCPT               ETF       78467Y107       341       1900   SH         SOLE                 SOLE
SAFEWAY INC.                       COM       786514208      1191      50600   SH         SOLE                 SOLE
SLW                                COM       828336107       478      11000   SH         SOLE                 SOLE
SPDR GOLD SHARES                   ETF       78463V107      4671      33400   SH         SOLE                 SOLE
SUNCOR ENERGY INC                  COM       867224107       363       8100   SH         SOLE                 SOLE
SUNOCO INC.                        COM       86764P109       337       7400   SH         SOLE                 SOLE
U.S. BANCORP (DE)                  COM       902973304      2280      86300   SH         SOLE                 SOLE
U.S. OIL FUND  ETF                 ETF       91232N108      6863     161100   SH         SOLE                 SOLE
UNITED PARCEL SERVICE INC          CL B      911312106      2237      30100   SH         SOLE                 SOLE
UNITED TECHNOLOGIES CORP.          COM       913017109       305       3600   SH         SOLE                 SOLE
VALERO ENERGY CORP. (NEW)          COM       91913Y100       570      19100   SH         SOLE                 SOLE
VISA INC                           COM       92826C839      3791      51500   SH         SOLE                 SOLE
WELLPOINT INC                      COM       94973V107       544       7800   SH         SOLE                 SOLE